N-2	Sep. 19, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001219120
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Advent Convertible and Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)	3.75%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	0.47%(2)
Dividend Reinvestment Plan fees	None(3)

Sales Load [Percent]	3.75%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.47%	[3]
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management fees(4)	0.95%
Interest expense(5)	4.13%
Other expenses(6)	0.78%
Total annual expenses	5.86%

Management Fees [Percent]	0.95%	[4]
Interest Expenses on Borrowings [Percent]	4.13%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.78%	[6]
Total Annual Expenses [Percent]	5.86%
Expense Example [Table Text Block]

Example

As required by relevant SEC regulations, the following Example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 5.86% of net assets attributable to Common Shares, (2) the sales load of 3.75% and estimated offering expenses of 0.47%, and (3) a 5% annual return*:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$101	$216	$329	$604

___________

*	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The Example assumes that all dividends and distributions are reinvested at NAV.

Expense Example, Year 01	$ 101
Expense Example, Years 1 to 3	216
Expense Example, Years 1 to 5	329
Expense Example, Years 1 to 10	$ 604
Purpose of Fee Table , Note [Text Block]	The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of April 30, 2024 (except as noted below) after giving effect to the Offer, assuming that the Offer is fully subscribed resulting in the receipt of net proceeds from the Offer of approximately $126,155,600. If the Fund issues fewer Common Shares in the Offer and the net proceeds to the Fund are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $619,100 in the aggregate, or $0.01 per Common Share (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the six months ended April 30, 2024.

[1]	The Dealer Manager will receive a fee for its financial structuring and soliciting services equal to 3.75% of the Subscription Price per Share for each Share issued pursuant to the exercise of Rights, including the over-subscription privilege. The Dealer Manager will reallow to broker-dealers in the selling group to be formed and managed by the Dealer Manager selling fees equal to 2.00% of the Subscription Price per Share for each Share issued pursuant to the Offer as a result of their selling efforts. In addition, the Dealer Manager will reallow to other broker-dealers that have executed and delivered a soliciting dealer agreement and have solicited the exercise of Rights solicitation fees equal to 0.50% of the Subscription Price per Share for each Share issued pursuant to the exercise of Rights as a result of their soliciting efforts, subject to a maximum fee based on the number of Common Shares held by each broker-dealer through The Depository Trust Company (“DTC”) on the Record Date.
[2]	Common Shareholders will incur brokerage charges if they direct Computershare Trust Company, N.A., as Plan Agent for the Common Shareholders, to sell their Common Shares held in a dividend reinvestment account.
[3]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights, and will result in a reduction of the Fund’s NAV. Offering expenses borne by the Fund (including the reimbursements described below) are estimated to be approximately $619,100 in the aggregate, or $0.01 per Common Share (assuming the Rights are fully exercised). The Fund has agreed to pay the Dealer Manager up to $150,000 as a partial reimbursement for its expenses incurred in connection with the Offer. Offering expenses will be borne by the Fund and indirectly by all of its Common Shareholders, including those who do not exercise their Rights.
[4]	The Fund pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to 0.54% of the Fund’s average daily Managed Assets. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. The contractual management fee rate of 0.54% of the Fund’s Managed Assets represents an effective management fee rate of 0.95% of net assets attributable to Common Shares, assuming leverage of 43.0% of the Fund’s Managed Assets (the Fund’s outstanding leverage as of April 30, 2024).
[5]	Includes interest payments on borrowed funds and interest expense on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Fund’s outstanding borrowings under the Credit Agreement as of April 30, 2024, in an amount equal to 21.5% of the Fund’s Managed Assets, at an annual interest rate cost to the Fund of 5.97% (the weighted average interest rate paid by the Fund during the six months ended April 30, 2024). Interest expenses on reverse repurchase agreements is based on the Fund’s outstanding reverse repurchase agreements as of April 30, 2024, representing 21.5% of the Fund’s Managed Assets at an annual interest rate cost to the Fund of 4.80% (the weighted average interest rate cost incurred by the Fund during the six months ended April 30, 2024). The actual amount of interest expense incurred by the Fund will vary over time in accordance with the amount of borrowings and reverse repurchase agreements and variations in market interest rates.
[6]	“Other Expenses” are based on estimated amounts for the six months ended April 30, 2024.